Orchard Small Cap Value Fund
Summary Section
Investment Objective.
The investment objective of the Orchard Small Cap Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Orchard Small Cap Value Fund	Class I Shares	Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Orchard Small Cap Value Fund		Class I Shares	Class N Shares
Management Fees		1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	5.56%	21.69%
Total Annual Fund Operating Expenses		6.81%	23.19%
Fee Waiver/Expense Reimbursement		(5.21%)	(21.34%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	[2]	1.60%	1.85%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	Pursuant to an operating expense limitation agreement between Orchard Capital Management (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.85% and 1.60%, of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Orchard Small Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class I Shares	163	1,546	2,879	6,007
Class N Shares	188	4,141	6,787	10,180

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of small capitalization companies based in the United States. The Adviser currently defines small capitalization companies as those that at time of purchase have capitalizations of up to $5 billion. The Fund’s portfolio typically has between 30 to 60 equity positions and cash positions of less than 10%. The Fund employs a research-driven, value style of investment within the Adviser’s discipline, which is anchored by establishing risk-adjusted returns on each potential investment’s intrinsic value. The Adviser will typically invest in a stock if its annualized expected return is greater than 20%. The Adviser will generally sell the stock when it reaches a market capitalization of $5 billion or if it reaches the Adviser’s intrinsic value estimate. Exceptions to the Adviser’s United States company focus include companies with substantial operations in the United States that are domiciled outside the United States but that have meaningful business operations or markets in the United States and in instances where the Adviser can gather sufficient proprietary research or when the company reports to a U.S. regulator where the Adviser can gather sufficient information.

The Fund primarily invests in common stocks, but could invest in American Depository Receipts (“ADRs”) or preferred stock, that the Adviser considers to be undervalued. The Fund’s Adviser uses a fundamental bottom-up approach to construct the Fund’s portfolio. While the Adviser is mindful of sector and industry weightings, the Fund does not have targeted industry exposures.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Equity Securities Risk. The Fund invests primarily in common stock, but could invest in ADRs or preferred stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Small-Sized Companies Risk. The Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

• Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

• American Depository Receipt (“ADR”) Risk. ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

• Limited Operating History Risk. The Fund is new and has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

• Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for each full calendar year since the Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-844-ORCHCAP or (1-844-672-4227).

Class I Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was 15.13% (for the quarter ended December 31, 2016). The worst performance was 3.42% (for the quarter ended June 30, 2016).

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Total Returns - Orchard Small Cap Value Fund	Label	One Year	Since Inception		Inception Date
Class I Shares	Return Before Taxes	41.01%	39.63%	[1]	Dec. 28, 2015
Class I Shares | Return After Taxes on Distributions		39.94%	38.57%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares		23.32%	29.78%
Class N Shares	Return Before Taxes	40.61%	39.23%	[1]	Dec. 28, 2015
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		31.74%	28.75%
[1]	Orchard Small Cap Value Fund commenced operations December 28, 2015.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The Russell 2000 Value Index is a subset of the Russell 2000 Index. The Russell 2000 Value measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses and sales load charges.